Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of comprehensive income [abstract]
Profit after tax	$ 116,769	$ 105,433	$ 86,436
Items that will not be reclassified to profit or loss:
Pension adjustment, net of tax	(610)	(104)	2,486
Items that will be reclassified subsequently to profit or loss:
Current period gain/(loss)	8,717	13,582	(341)
Net change in time value of option contracts designated as cash flow hedges	(2,919)	(2,484)
Reclassification to profit or loss	(13,409)	(486)	(26,436)
Foreign currency translation (loss)/gain	(42,196)	(37,230)	14,202
Income tax benefit/(expense) relating to above	2,939	(1,877)	9,409
Other comprehensive income/(loss), net of taxes - Items that will be reclassified subsequently to profit or loss	(46,868)	(28,495)	(3,166)
Total other comprehensive loss, net of taxes	(47,478)	(28,599)	(680)
Total comprehensive income	$ 69,291	$ 76,834	$ 85,756